Concentration of Risk	6 Months Ended
Jun. 30, 2023
Concentration of Risk [Abstarct]
Concentration of risk

Note 15 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and short term investments. In China, the insurance coverage for cash deposits of each bank is RMB 500,000. As of June 30, 2023, cash balance of RMB 122,027,730 (USD 16,887,781) was deposited with financial institutions located in China, of which RMB 112,027,730 (USD 15,503,851) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2023, cash balance of HKD 14,667 approximately RMB 13,522 (USD 1,871) was maintained at financial institutions in Hong Kong, none of cash was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of June 30, 2023, cash balance of SGD 33,660 approximately RMB 179,886 (USD 24,895) was maintained at DI Scheme banks in Singapore, none of cash was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2023, cash balance of USD 46,990,784 (RMB 339,546,004) was deposited with a financial institution located in US, of which USD 44,490,784 (RMB 321,481,504) was subject to credit risk. The Company’s short term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of June 30, 2023, a total of RMB 95,525,076 (USD 13,220,000) short term investments deposited with a securities company located in Hong Kong was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the six months ended June 30, 2022, one customer accounted for 23.0% of the Company’s total revenues, For the six months ended June 30, 2023, no customer accounted for more than 10% of the Company’s total revenues.

As of December 31, 2022, three customers accounted for 35.6%, 16.6%, and 15.4% of the Company’s accounts receivable. As of June 30, 2023, two customers accounted for 33.4% and 15.5% of the Company’s accounts receivable.

Vendor concentration risk

For the six months ended June 30, 2022, one vendor accounted for 16.2% of the Company’s total purchases, For the six months ended June 30, 2023, no vendor accounted for more than 10% of the Company’s total purchases.

As of December 31, 2022, four vendors accounted for 29.7%, 19.8%, 13.9% and 12.6% of the Company’s accounts payable. respectively. As of June 30, 2023, one vendors accounted for 47.2% of the Company’s accounts payable.